ADVANCED SERIES TRUST

AST Academic Strategies Asset Allocation Portfolio

Supplement dated December 31, 2019 to the

Currently Effective Prospectus

and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the AST Academic Strategies Asset Allocation Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective January 1, 2020, Yao Hua Ooi will become a Portfolio Manager for the Portfolio and Jacques A. Friedman, MS will cease to be a Portfolio Manager for the Portfolio.

To reflect this change, effective January 1, 2020 the Trust's Prospectus and SAI is hereby revised as follows:

I.The table in the section of the Prospectus entitled "Summary: AST Academic Strategies Asset Allocation Portfolio– Management of the Portfolio" is hereby revised by replacing the following:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers

PGIM	AQR Capital	Andrea Frazzini,	Principal	January 2017
Investments LLC	Management,	PhD, MS
LLC
AST Investment		Ronen Israel,	Principal	July 2010
Services, Inc.		MA
		Michael Katz,	Principal	January 2017
PhD, AM
		Yao Hua Ooi	Principal	January 2020

II.The following hereby replaces the first sentence in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST Academic Strategies Asset Allocation Portfolio – AQR Capital Management, LLC (AQR): Style Premia Segment.":

The portfolio managers of AQR jointly and primarily responsible for oversight of the Style Premia segment of the Academic Strategies Portfolio are Andrea Frazzini, PhD, MS, Ronen Israel, MA, Michael Katz, PhD, AM and Yao Hua Ooi. Their respective biographies are provided below.

III.The following is hereby added to the last paragraph in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Manager – AST Academic Strategies Asset Allocation Portfolio – AQR Capital Management, LLC (AQR): Style Premia Segment.":

Yao Hua Ooi is a Principal of AQR. Mr. Ooi joined AQR in 2004 and leads the Research and Portfolio Management teams focused on AQR's macro and multi-strategy funds. Mr. Ooi earned a B.S. in economics from the Wharton School and a B.S. in engineering from the School of Engineering and Applied Science at the University of Pennsylvania.

IV. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Academic Strategies Asset Allocation Portfolio" is hereby revised by adding the following disclosure:

Subadviser	Portfolio	Registered	Other Pooled	Other Accounts*	Ownership
	Managers	Investment	Investment		of Portfolio
		Companies*	Vehicles*		Securities*
AQR Capital
Management,	Yao Hua		37/18,035,527,183	2/363,823,242
LLC	Ooi	12/9,648,526,483	35/16,959,533,419	1/69,194,357	None

*As of October 31, 2019.

V. All references and information pertaining to Jacques A. Friedman are hereby deleted on January 1, 2020.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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